Cover	Oct. 29, 2021	Oct. 29, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag		false
Document Period End Date		Oct. 29, 2021
Entity File Number		000-51371
Entity Registrant Name		LINCOLN EDUCATIONAL SERVICES CORPORATION
Entity Central Index Key		0001286613
Entity Tax Identification Number		57-1150621
Entity Incorporation, State or Country Code		NJ
Entity Address, Address Line One		14 Sylvan Way, Suite A
Entity Address, City or Town		Parsippany
Entity Address, State or Province		NJ
Entity Address, Postal Zip Code		07054
City Area Code		(973)
Local Phone Number		736-9340
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, no par value per share
Trading Symbol		LINC
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false